Significant accounting policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 segment	Dec. 31, 2013 segment
Accounting Policies [Abstract]
Premium deficiency loss	$ 0	$ 0
Number of operating segments	2	2